Impact of Covid-19	12 Months Ended
Dec. 31, 2022
Impact of Covid-19 [Abstract]
Impact of COVID-19

Note 11 – Impact of COVID-19

The Company continues to actively monitor the COVID-19 pandemic, including the current spread of certain variants of the virus and plan for potential impacts on our business. While conditions related to the pandemic generally have improved in 2022 compared to 2021, conditions vary geographically. Although the COVID-19 pandemic has caused economic disruptions on a global scale, and created significant uncertainty, we believe it increased the adoption of online shopping by consumers and, for periods during which stimulus payments were disbursed by the government, particularly between April 2020 and April 2021, increased demand for the products of the Company with a positive effect on our revenue and profitability. However, there was a decline in site traffic in 2022 due to an increase in the average cost-per-click in the Company’s search advertising programs, changes in channel mix, and lower consumer discretionary spending.

The impact of COVID-19, including changes in consumer behavior, pandemic fears and market downturns, and restrictions on business and individual activities, has created significant volatility in the global economy. Recent outbreaks in certain regions continue to cause intermittent COVID-19-related disruptions in our supply chain. During 2022, continued spikes in the price of materials, workforce shortages and shipping and seaport delays led to increases in the cost of goods sold, which negatively impacted gross margins of the Company. Supply chain challenges have increased order cancellations and shipping costs. After two years of port congestions and container shortages, supply chain disruptions are showing signs of easing. We continue to pass a portion of the increased costs through to our customers, while balancing the need to maintain price competitiveness. Notwithstanding the economic challenges described above, the Company achieved a gross margin of 18.7% during the year ended December 31, 2022 compared to 20.1% for the prior year.